Share Based Compensation Expenses - Schedule of Share Based Compensation Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Included in:
Share based compensation expenses	¥ 36,963	¥ 2,513
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfRevenue
Included in:
Share based compensation expenses	195	(11)
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Included in:
Share based compensation expenses	35,865	2,349
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Included in:
Share based compensation expenses	248	77
Location, Statement of Income, Balance [Axis]: us-gaap:SellingAndMarketingExpense
Included in:
Share based compensation expenses	655	98
Share options [Member]
Included in:
Share based compensation expenses	6,099	1,305
Acquisition of equity interests from non-controlling shareholders [Member]
Included in:
Share based compensation expenses		1,208
Restricted shares issued to the Founder of Shenzhen Letsvan [Member]
Included in:
Share based compensation expenses	¥ 30,864